Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BROOGE ENERGY LIMITED
Entity Central Index Key	0001774983
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Brooge Petroleum and Gas Investment Company FZE
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Entity Address, Postal Zip Code	50170
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	109,587,853
Ordinary shares, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Trading Symbol	BROG
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	BROGW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Siavosh Hossein
Entity Address, Address Line One	P.O. Box
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Entity Address, Postal Zip Code	50170
Entity Phone Fax Numbers [Line Items]
City Area Code	+971
Local Phone Number	9 201 6666